FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT
Schedule of liability measured and recorded at fair value on recurring basis
December 31, 2013
Quoted price
	in active	Significant
	markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
Liability:
Derivative	—	—	776	776
Total liability at fair value	—	—	776	776

Schedule of movement of the balances of the Group's financial liabilities measured at fair value on a recurring basis
Liabilities:

Balance at January 1, 2013	—
Derivative	994
Change in fair value of derivative	(218)
Balance at December 31, 2013	776